Note 20 - Income Taxes - Movement of Net Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
At January 1	$ (2,921)	$ (2,557)
Deferred income tax (expense) benefit through income statement	(5,577)	(371)
Deferred income tax benefit through OCI	0	7
At December 31	$ (8,498)	$ (2,921)